                                                               [GRAPHIC]

                                                               December 31, 1999

                                                               annual report

The ProFunds VP

ProFund VP UltraOTC

ProFund VP Europe 30

ProFund VP Small Cap



[LOGO]
ProFunds/SM/

                              ProFund VP UltraOTC


  Launched on October 19, 1999, the investment objective of the ProFund VP UltraOTC Fund is to provide investment results that correspond to 200% of the performance of the NASDAQ 100 Index, on a daily basis. This index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market.

  Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. As a result, for the same period, it has produced a return of 136.43%, versus its benchmark, which produced a return of 56.96%.

                              [GRAPH APPEARS HERE]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the ProFund VP UltraOTC is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

                              ProFund VP Europe 30


  Launched on October 19, 1999, the investment objective of the ProFund VP Europe 30 is to provide investment results that correspond to the performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index is an unmanaged index, which represents the performance of the 30 largest European-based companies represented by American Depository Receipts, as determined by market capitalization.

  Over the approximately three months of operations since its launch, the Fund's results tracked the performance of its index with a statistical correlation of 1.00. Since its inception, the ProFund VP Europe 30 has produced a return of 22.73%.

                                    [GRAPH]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the ProFund VP Europe 30 is measured against the ProFunds Europe 30 Index, an unmanaged index consisting of 30 European companies whose securities are traded on U.S. Exchanges or on the NASDAQ stock market as American Depository Receipts with the highest market capitalization determined annually. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

                              ProFund VP Small Cap


  Launched on October 19, 1999, the investment objective of the ProFund VP Small Cap is to match the performance of the Russell 2000 Index on a daily basis. The Russell 2000 Index is an unmanaged index representing the performance of 2,000 domestically traded common stocks of small companies as determined by market capitalization.

  Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of .96. As a result, for the same period, it has produced a return of 19.97%, versus the Russell 2000 Index, which produced a return of 22.83%.

                              [GRAPH APPEARS HERE]

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the ProFund VP Small Cap is measured against the Russell 2000 Index, an unmanaged index consisting of 2,000 small company stocks. The index does not reflect reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                            December 31, 1999

Common Stocks (88.8%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------
3COM Corp.*.................................................  5,420 $   254,740
Adaptec, Inc.*..............................................  2,620     130,673
ADC Telecommunications, Inc.*...............................  5,850     424,491
Adelphia Communications Corp.--Class A*.....................  3,800     249,375
Adobe Systems, Inc. ........................................  3,670     246,808
Altera Corp.*...............................................  8,820     437,141
Amazon.Com, Inc.*...........................................  7,080     538,964
American Power Conversion Corp.*............................  7,860     207,308
Amgen, Inc.*................................................ 14,970     899,136
Apollo Group, Inc.--Class A*................................  2,130      42,733
Apple Computer, Inc.*.......................................  7,040     723,800
Applied Materials, Inc.*....................................  6,160     780,394
Applied Micro Circuits Corp.*...............................  1,930     245,593
At Home Corp.--Class A*.....................................  8,620     369,583
Atmel Corp.*................................................  4,630     136,874
Bed Bath & Beyond, Inc.*....................................  5,840     202,940
Biogen, Inc.*...............................................  5,800     490,100
Biomet, Inc. ...............................................  4,640     185,600
BMC Software, Inc.*.........................................  5,760     460,440
BroadVision, Inc.*..........................................  2,640     448,965
Chiron Corp.*...............................................  8,000     339,000
Ciena Corp.*................................................  5,110     293,825
Cintas Corp. ...............................................  4,120     218,875
Cisco Systems, Inc.*........................................ 37,130   3,977,550
Citrix Systems, Inc.*.......................................  3,340     410,820
CMGI, Inc.*.................................................  4,080   1,129,649
CNET, Inc.*.................................................  2,580     146,415
Comcast Corp.--Special Class A.............................. 11,010     553,252
Compuware Corp.*............................................  6,900     257,025
Comverse Technology, Inc.*..................................  2,290     331,478
Concord EFS, Inc.*..........................................  7,240     186,430
Conexant Systems, Inc.*.....................................  6,790     450,686
Costco Wholesale Corp.*.....................................  3,640     332,150
Dell Computer Corp.*........................................ 29,570   1,508,070
Dollar Tree Stores, Inc.*...................................  1,760      85,250
eBay, Inc.*.................................................  3,040     380,570
Echostar Communications Corp.--Class A*.....................  3,510     342,225
Electronic Arts, Inc.*......................................  1,960     164,640
Ericsson (LM) Telephone--ADR................................  7,750     509,078
Fiserv, Inc.*...............................................  4,690     179,686
Gemstar International Group Ltd.*...........................  6,000     427,500
Genzyme Corp.*..............................................  3,290     148,050
Global Crossing Ltd.*....................................... 26,340   1,317,000
I2 Technologies, Inc.*......................................  2,600     507,000
Immunex Corp.*..............................................  7,070     772,839
Intel Corp.................................................. 36,860   3,034,038
Intuit, Inc.*...............................................  7,800     467,513
JDS Uniphase Corp.*.........................................  8,820   1,422,775
KLA-Tencor Corp.*...........................................  3,420     380,903
Legato Systems, Inc.*.......................................  2,920     200,933
Level 3 Communications, Inc.*...............................  7,460     610,788
Linear Technology Corp. ....................................  6,440     460,863
Lycos, Inc.*................................................  3,740     297,564
Maxim Integrated Products, Inc.*............................ 12,040     568,138
MCI Worldcom, Inc.*......................................... 32,144   1,705,667
McLeodUSA, Inc.--Class A*...................................  3,910     230,201
Medimmune, Inc.*............................................  2,130     353,314

Common Stocks, continued
                                                                       Market
                                                            Shares      Value
                                                           --------- -----------
Metromedia Fiber Network, Inc.*...........................   6,740   $   323,099
Microchip Technology, Inc.*...............................   1,330        91,022
Microsoft Corp.*..........................................  55,930     6,529,827
Miller Herman, Inc. ......................................   1,820        41,860
Molex, Inc. ..............................................   2,380       134,916
Network Appliance, Inc.*..................................   4,860       403,684
Network Associates, Inc.*.................................   4,380       116,891
Network Solutions, Inc.*..................................   1,150       250,197
Nextel Communications, Inc.--Class A*.....................  14,110     1,455,093
NEXTLINK Communications, Inc.--Class A*...................   2,600       215,963
Northwest Airlines Corp.--Class A*........................   1,990        44,278
Novell, Inc.*.............................................  12,510       498,054
NTL, Inc.*................................................   3,440       429,140
Oracle Corp.*.............................................  18,680     2,093,327
PACCAR, Inc. .............................................   2,770       122,746
PacifiCare Health Systems, Inc.*..........................   1,140        60,420
PanAmSat Corp.*...........................................   6,260       371,688
Parametric Technology Corp.*..............................  11,360       307,430
Paychex, Inc. ............................................   7,280       291,199
Peoplesoft, Inc.*.........................................  10,710       228,257
PMC-Sierra, Inc.*.........................................   2,360       378,338
QLogic Corp.*.............................................   1,130       180,659
Qualcomm, Inc.*...........................................  25,040     4,413,299
Quintiles Transnational Corp.*............................   4,990        93,251
RealNetworks, Inc.*.......................................   2,190       265,401
RF Micro Devices, Inc.*...................................   2,770       189,572
Sanmina Corp.*............................................   1,950       194,756
SDL, Inc.*................................................   1,130       246,340
Siebel Systems, Inc.*.....................................   6,940       582,960
Sigma-Aldrich Corp. ......................................   3,290        98,906
Smurfit-Stone Container Corp.*............................   6,710       164,395
Staples, Inc.*............................................   9,630       199,823
Starbucks Corp.*..........................................   7,790       188,908
Sun Microsystems, Inc.*...................................  21,520     1,666,455
Synopsys, Inc.*...........................................   2,590       172,883
Tellabs, Inc.*............................................   7,220       463,434
USA Networks, Inc.*.......................................   4,830       266,858
Veritas Software Corp.*...................................   8,294     1,187,079
VISX, Inc.*...............................................   2,300       119,025
Vitesse Semiconductor Corp.*..............................   5,230       274,248
Voicestream Wireless Corp.*...............................   3,190       453,977
Xilinx, Inc.*.............................................  13,320       605,644
Yahoo!, Inc.*.............................................   3,980     1,722,095
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost $53,245,757).......................................            60,314,815
                                                                     -----------
Options Purchased (9.9%)
                                                           Contracts
                                                           ---------
NASDAQ Call Option expiring
 January 2000 @ 1500......................................      30     6,726,000
NASDAQ Put Option expiring
 January 2000 @ 1500......................................     110         1,650
                                                                     -----------
TOTAL OPTIONS PURCHASED
 (Cost $5,238,850)........................................             6,727,650
                                                                     -----------

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP UltraOTC                                            December 31, 1999

U.S. Treasury Bills (10.1%)
                                                    Principal
                                                      Amount    Market Value
                                                    ---------- ---------------
U.S. Treasury Bill,
 3.87%, 01/13/00................................... $3,000,000   $ 2,995,808
U.S. Treasury Bill,
 4.91%, 03/09/00...................................  2,200,000     2,179,470
U.S. Treasury Bill,
 4.91%, 03/23/00...................................    617,000       610,090
U.S. Treasury Bill,
 5.13%, 04/13/00...................................  1,072,000     1,056,331
                                                                 -----------
TOTAL U.S. TREASURY BILLS
 (Cost $6,839,233).................................                6,841,699
                                                                 -----------
TOTAL INVESTMENTS
 (Cost $65,323,840)(a) (108.8%)....................               73,884,164
Liabilities in excess of other assets (-8.8%)......               (5,986,577)
                                                                 -----------
TOTAL NET ASSETS (100.0%)..........................              $67,897,587
                                                                 ===========
-----
Percentages indicated are based on net assets of $67,897,587.
Futures Contracts Purchased
                                                    Contracts  Unrealized Gain
                                                    ---------- ---------------
NASDAQ Future Contract expiring March 2000
 (Underlying face amount at value $75,962,600).....        203   $ 7,401,820
                                                                 ===========

-----
* Non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $167,346 for wash sales and $1,488,800 for options. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $7,591,077
      Unrealized depreciation....   (686,899)
                                  ----------
      Net unrealized apprecia-
       tion...................... $6,904,178
                                  ==========

ADR--American Depositary Receipt
The ProFund VP UltraOTC's investment concentration based on net assets, by industry, as of December 31, 1999, was as follows:

Airlines..................................................................  0.1%
Automotive................................................................  0.2%
Biotechnology.............................................................  3.9%
Business Services.........................................................  1.2%
Chemicals.................................................................  0.1%
Computer Software......................................................... 26.0%
Computers................................................................. 14.8%
Containers & Packaging....................................................  0.2%
Electrical & Electronic................................................... 13.0%
Health Care...............................................................  0.5%
Home Furnishings..........................................................  0.6%
Media.....................................................................  1.6%
Office Equipment & Services...............................................  0.1%
Pharmaceuticals...........................................................  0.5%
Retail & Wholesale........................................................  2.9%
Telecommunications........................................................ 22.8%
Textiles & Apparel........................................................  0.3%
Other..................................................................... 11.2%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Statement of Assets and Liabilities

                                                              December 31, 1999

Assets:
 Investments, at value (cost $65,323,840)..........................  $73,884,164
 Variation margin on futures contracts.............................      150,080
 Dividends and interest receivable.................................        3,997
 Deferred offering costs...........................................       34,044
                                                                     -----------
 Total Assets......................................................   74,072,285
Liabilities:
 Payable to custodian..............................................       46,179
 Payable for investments purchased.................................    6,031,842
 Advisory fees payable.............................................       47,944
 Administrative servicing fees payable.............................       18,166
 Distribution fees payable.........................................       18,166
 Other accrued expenses............................................       12,401
                                                                     -----------
 Total Liabilities.................................................    6,174,698
                                                                     -----------
Net Assets.........................................................  $67,897,587
                                                                     ===========
Net Assets consist of:
 Capital...........................................................  $38,832,439
 Accumulated undistributed net realized gains on investments and
  futures contracts................................................   13,103,004
 Net unrealized appreciation on investments and futures contracts..   15,962,144
                                                                     -----------
Total Net Assets...................................................  $67,897,587
                                                                     ===========
 Net Assets........................................................  $67,897,587
 Shares of Beneficial Interest Outstanding.........................      957,216
 Net Asset Value (offering and redemption price per share).........  $     70.93
                                                                     ===========

 Statement of Operations

                   For the period October 19, 1999(a) through December 31, 1999

Investment Income:
 Interest.........................................................  $    59,568
 Dividends........................................................        4,815
                                                                    -----------
 Total Income.....................................................       64,383
Expenses:
 Advisory fees....................................................       55,095
 Management servicing fees........................................       10,900
 Administrative servicing fees....................................       18,166
 Distribution fees................................................       18,166
 Administration fees..............................................        3,633
 Audit fees.......................................................       16,988
 Offering costs...................................................        8,657
 Fund accounting fees.............................................        2,857
 Custody fees.....................................................          688
 Other fees.......................................................        9,360
                                                                    -----------
 Total expenses before waivers....................................      144,510
 Less expenses waived.............................................      (23,291)
                                                                    -----------
 Net expenses.....................................................      121,219
                                                                    -----------
Net Investment Loss...............................................      (56,836)
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts..........   13,151,189
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................   15,962,144
                                                                    -----------
 Net realized and unrealized gains on investments and futures
  contracts.......................................................   29,113,333
                                                                    -----------
Increase in Net Assets Resulting from Operations..................  $29,056,497
                                                                    ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Statement of Changes in Net Assets

                                                          For the period
                                                    October 19, 1999(a) through
                                                         December 31, 1999
                                                    ---------------------------
Change in Net Assets:
Operations:
 Net investment loss...............................        $    (56,836)
 Net realized gains on investments and futures
  contracts........................................          13,151,189
 Net change in unrealized appreciation on
  investments and futures contracts................          15,962,144
                                                           ------------
 Net increase in net assets resulting from
  operations.......................................          29,056,497
Capital Share Transactions:
 Proceeds from shares issued.......................          79,824,900
 Cost of shares redeemed...........................         (40,983,810)
                                                           ------------
 Net increase in net assets resulting from capital
  share transactions...............................          38,841,090
                                                           ------------
 Total increase in net assets......................          67,897,587
Net Assets:
 Beginning of period...............................                  --
                                                           ------------
 End of period.....................................        $ 67,897,587
                                                           ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

 Financial Highlights

For a share of beneficial interest outstanding

                                                       For the period from
                                                   October 19, 1999 (a) through
                                                        December 31, 1999
                                                   ----------------------------
Net Asset Value, Beginning of Period..............         $     30.00
                                                           -----------
 Net investment loss..............................               (0.06)
 Net realized and unrealized gain on investments
  and futures contracts...........................               40.99
                                                           -----------
 Total income from investment operations..........               40.93
                                                           -----------
Net Asset Value, End of Period....................         $     70.93
                                                           ===========
Total Return......................................              136.43 %(b)
Ratios/Supplemental Data:
Net assets, end of year...........................         $67,897,587
Ratio of expenses to average net assets...........                1.65 %(c)
Ratio of net investment loss to average net
 assets...........................................               (0.77)%(c)
Ratio of expenses to average net assets*..........                1.97 %(c)
Portfolio turnover................................                 101 %

-----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.
(b) Not annualized.
(c) Annualized.

PROFUNDS VP                                   Schedule of Portfolio Investments
ProFund VP Europe 30                                          December 31, 1999

 Common Stocks (101.1%)

                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
ABN Amro Holding NV--ADR..................................... 1,865  $   47,208
Aegon NV--ADR................................................   758      72,389
AstraZeneca PLC--ADR......................................... 2,266      94,606
Axa--ADR.....................................................   891      63,261
Banco Bilbao Vizcaya--ADR.................................... 2,591      36,760
Banco Santander Central Hispano SA--ADR...................... 4,700      54,931
Barclays PLC--ADR............................................   486      55,951
BP Amoco PLC--ADR............................................ 4,077     241,816
British Telecommunications PLC--ADR..........................   810     192,780
Deutsche Telekom--ADR........................................ 3,917     278,107
Diageo PLC--ADR.............................................. 1,082      34,624
Elf Aquitaine--ADR...........................................   699      53,561
ENI SpA--ADR................................................. 1,026      56,558
Ericsson (LM) Telephone--ADR................................. 2,268     148,979
France Telecom SA--ADR....................................... 1,271     169,679
Glaxo Wellcome PLC--ADR...................................... 2,295     128,232
HSBC Holdings PLC--ADR....................................... 2,081     148,531
ING Groep NV--ADR............................................ 1,239      75,579
Koninklijke Philips Electronics NV--ADR......................   405      54,675
LVMH--ADR....................................................   621      56,511
National Westminster Bank PLC--ADR...........................   351      45,367
Nokia OYJ--ADR............................................... 1,566     297,539
Royal Dutch Petroleum Co.--ADR............................... 2,729     164,934
Shell Transport & Trading Co.--ADR........................... 2,106     103,721
SmithKline Beecham PLC--ADR.................................. 1,403      90,406
Telecom Italia SpA--ADR......................................   729     102,060
Telefonica SA--ADR*.......................................... 1,355     106,791
Total Fina SA--ADR...........................................   726      50,276
Unilever NV--ADR.............................................   729      39,685
Veba AG--ADR.................................................   648      32,441
Vodafone AirTouch PLC--ADR................................... 4,025     199,238
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $3,085,242)...........................................         3,297,196
                                                                     ----------

 U.S. Treasury Bills (6.0%)

                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
U.S. Treasury Bill, 4.91%, 03/23/00....................... $ 41,000  $   40,541
U.S. Treasury Bill, 4.86%, 03/30/00.......................  157,000     155,050
                                                                     ----------
TOTAL U.S. TREASURY BILLS
 (Cost $195,652)..........................................              195,591
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $3,280,894)(a) (107.1%)............................            3,492,787
Liabilities in excess of other assets (-7.1%).............             (230,656)
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $3,262,131
                                                                     ==========

-----
Percentages indicated are based on net assets of $3,262,131.

 Futures Contracts Purchased

                                                     Contracts Unrealized Gain
                                                     --------- ---------------
S&P 500 Future Contract expiring March 2000
 (Underlying face amount at value $222,810).........      3        $6,245
                                                                   ======

-----
 *  Non-income producing
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $4,331. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................... $215,006
    Unrealized depreciation...........................................   (7,444)
                                                                       --------
    Net unrealized appreciation....................................... $207,562
                                                                       ========

ADR--American Depositary Receipt

The ProFund VP Europe 30's investment concentration based on net assets, by industry, as of December 31, 1999, was as follows:

Banking.................................................................. 14.2 %
Electrical & Electronic..................................................  1.7 %
Energy & Utilities....................................................... 20.6 %
Food & Beverage..........................................................  4.0 %
Insurance................................................................  4.2 %
Machinery & Equipment....................................................  1.0 %
Pharmaceuticals..........................................................  9.6 %
Telecommunications....................................................... 45.8 %
Other.................................................................... (1.1)%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statement of Assets and Liabilities

                                                              December 31, 1999

Assets:
 Investments, at value (cost $3,280,894)............................  $3,492,787
 Cash...............................................................      13,993
 Variation margin on futures contracts..............................       1,035
 Receivable for capital shares issued...............................         954
 Dividends and interest receivable..................................         397
 Deferred offering costs............................................       1,046
                                                                      ----------
 Total Assets.......................................................   3,510,212
Liabilities:
 Payable for investments purchased..................................     244,656
 Advisory fees payable..............................................       1,128
 Administrative servicing fees payable..............................         774
 Distribution fees payable..........................................         774
 Other accrued expenses.............................................         749
                                                                      ----------
 Total Liabilities..................................................     248,081
                                                                      ----------
Net Assets..........................................................  $3,262,131
                                                                      ==========
Net Assets consist of:
 Capital............................................................  $2,943,934
 Accumulated undistributed net realized gains on investments and
  futures contracts.................................................     100,059
 Net unrealized appreciation on investments and futures contracts...     218,138
                                                                      ----------
Total Net Assets....................................................  $3,262,131
                                                                      ==========
 Net Assets.........................................................  $3,262,131
 Shares of Beneficial Interest Outstanding..........................      88,608
 Net Asset Value (offering and redemption price per share)..........  $    36.82
                                                                      ==========

 Statement of Operations

                   For the period October 19, 1999(a) through December 31, 1999

Investment Income:
 Dividends (net of foreign taxes of $155)............................  $  1,443
 Interest............................................................       984
                                                                       --------
 Total Income........................................................     2,427
Expenses:
 Advisory fees.......................................................     2,323
 Management servicing fees...........................................       465
 Administrative servicing fees.......................................       774
 Distribution fees...................................................       774
 Administration fees.................................................       155
 Audit fees..........................................................     1,957
 Fund accounting fees................................................       328
 Offering costs......................................................       266
 Custody fees........................................................        29
 Other fees..........................................................       366
                                                                       --------
 Total expenses before waivers.......................................     7,437
 Less expenses waived................................................    (1,908)
                                                                       --------
 Net expenses........................................................     5,529
                                                                       --------
Net Investment Loss..................................................    (3,102)
                                                                       --------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts.............   102,963
 Net change in unrealized appreciation on investments and futures
  contracts..........................................................   218,138
                                                                       --------
 Net realized and unrealized gains on investments and futures
  contracts..........................................................   321,101
                                                                       --------
Increase In Net Assets Resulting from Operations.....................  $317,999
                                                                       ========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Statement of Changes in Net Assets

                                                          For the period
                                                    October 19, 1999(a) through
                                                         December 31, 1999
                                                    ---------------------------
Change in Net Assets:
Operations:
 Net investment loss...............................         $    (3,102)
 Net realized gains on investments and futures
  contracts........................................             102,963
 Net change in unrealized appreciation on
  investments and futures contracts................             218,138
                                                            -----------
 Net increase in net assets resulting from
  operations.......................................             317,999
Capital Share Transactions:
 Proceeds from shares issued.......................           4,413,241
 Cost of shares redeemed...........................          (1,469,109)
                                                            -----------
 Net increase in net assets resulting from capital
  share transactions...............................           2,944,132
                                                            -----------
 Total increase in net assets......................           3,262,131
Net Assets:
 Beginning of period...............................                  --
                                                            -----------
 End of period.....................................         $ 3,262,131
                                                            ===========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

 Financial Highlights

For a share of beneficial interest outstanding

                                                        For the period from
                                                    October 19, 1999(a) through
                                                         December 31, 1999
                                                    ---------------------------
Net Asset Value, Beginning of Period...............         $    30.00
                                                            ----------
 Net investment loss...............................              (0.04)
 Net realized and unrealized gain on investments
  and futures contracts............................               6.86
                                                            ----------
 Total income from investment operations...........               6.82
                                                            ----------
Net Asset Value, End of Period.....................         $    36.82
                                                            ==========
Total Return.......................................              22.73 %(b)
Ratios/Supplemental Data:
Net assets, end of period..........................         $3,262,131
Ratio of expenses to average net assets............               1.78 %(c)
Ratio of net investment loss to average net
 assets............................................              (1.00)%(c)
Ratio of expenses to average net assets*...........               2.39 %(c)
Portfolio turnover.................................                100 %

-----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)  Commencement of operations.
(b)  Not annualized.
(c)  Annualized.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small Cap                                           December 31, 1999

 Common Stocks (82.6%)

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
AAR Corp......................................................   497  $    8,915
Aaron Rents, Inc..............................................   511       9,070
ABM Industries, Inc. .........................................   392       7,987
ACE Ltd.......................................................   341       5,695
ACTV, Inc.*...................................................   497      22,707
Adaptive Broadband Corp.*.....................................   231      17,051
Adtran, Inc.*.................................................   252      12,962
Advanced Digital Information Corp.*...........................   266      12,934
Advanced Fibre Communications, Inc.*..........................   791      35,348
Advent Software, Inc.*........................................   175      11,277
Aerial Communications, Inc.*..................................   224      13,636
Affiliated Managers Group, Inc.*..............................   455      18,398
Affymetrix, Inc.*.............................................   168      28,508
AGCO Corp. ...................................................   819      11,005
AGL Resources, Inc............................................   679      11,543
Agribrands International, Inc.*...............................   161       7,406
Air Express International Corp. ..............................   448      14,476
Airborne Freight Corp. .......................................   574      12,628
Airgas, Inc.*.................................................   903       8,579
Alaska AirGroup, Inc.*........................................   259       9,097
Alexander & Baldwin, Inc......................................   399       9,102
Alexandria Real Estate Equities, Inc..........................   294       9,353
Alfa Corp.....................................................   637      10,391
Alkermes, Inc.*...............................................   294      14,443
Allied Capital Corp...........................................   546       9,999
Alpha Industries, Inc.*.......................................   203      11,634
Alpharma, Inc.................................................   238       7,319
Amcore Financial, Inc. .......................................   350       8,400
America West Holdings Corp.--Class B*.........................   476       9,877
American Italian Pasta Co.*...................................   378      11,624
American Management Systems, Inc.*............................   511      16,032
American States Water Co......................................   301      10,836
AmeriCredit Corp.*............................................   707      13,080
Amerisource Health Corp.--Class A*............................   735      11,163
Ames Department Stores, Inc.*.................................   343       9,883
Ametek, Inc...................................................   462       8,807
Amkor Technology, Inc.*.......................................   861      24,323
Amli Residential Properties Trust.............................   420       8,479
Amphenol Corp.--Class A*......................................   203      13,512
Anchor Bancorp Wisconsin, Inc. ...............................   539       8,152
Ancor Communications, Inc.*...................................   287      19,480
Andrew Corp.*................................................. 1,022      19,354
AnnTaylor Stores Corp.*.......................................   259       8,919
Antec Corp.*..................................................   280      10,220
Applebee's International, Inc.................................   336       9,912
Applied Power, Inc.--Class A..................................   427      15,692
Apria Healthcare Group, Inc.*.................................   672      12,054
AptarGroup, Inc...............................................   336       8,442
Area Bancshares Corp. ........................................   308       7,546
Artesyn Technologies, Inc.*...................................   476       9,996
Arvin Industries, Inc.........................................   413      11,718
Ascent Entertainment Group, Inc.*.............................   546       6,927
Aspect Communications Corp.*..................................   602      23,553
Aspect Development, Inc.*.....................................   308      21,098
ATMI, Inc.*...................................................   294       9,720
Atmos Energy Corp.............................................   420       8,584
Avant! Corp.*.................................................   574       8,610
Avis Rent A Car, Inc.*........................................   441      11,273

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Avista Corp...................................................   504  $    7,781
Aware, Inc.*..................................................   238       8,657
Baldwin & Lyons, Inc.--Class B................................   378       8,363
Bally Total Fitness Holding Corp.*............................   343       9,154
BancorpSouth, Inc. ...........................................   462       7,536
Bank United Corp..............................................   266       7,249
Banknorth Group, Inc..........................................   273       7,303
Banta Corp....................................................   364       8,213
Barnes Group, Inc. ...........................................   378       6,166
Barnesandnoble.com, Inc.*.....................................   476       6,753
Barrett Resources Corp.*......................................   336       9,891
Battle Mountain Gold Co.*..................................... 2,632       5,429
Bedford Property Investors, Inc. .............................   490       8,361
Bethlehem Steel Corp.*........................................ 1,869      15,653
Beverly Enterprises, Inc.*.................................... 2,030       8,881
BindView Development Corp.*...................................   238      11,826
Bio-Technology General Corp.*.................................   847      12,917
Black BOX Corp.*..............................................   238      15,946
Black Hills Corp..............................................   385       8,542
Block Drug Co.--Class A.......................................   238       7,380
Borders Group, Inc.*..........................................   994      15,965
Boyds Collection Ltd.*........................................   658       4,565
Bradley Real Estate, Inc......................................   539       9,399
Brandywine Realty Trust.......................................   532       8,712
BroadVision, Inc.*............................................   525      89,282
Brown (Tom) Inc.*.............................................   574       7,677
Brown Shoe Company, Inc. .....................................   462       6,526
BT Financial Corp.............................................   500      10,996
Buffets, Inc.*................................................   868       8,680
Burnham Pacific Properties, Inc...............................   945       8,859
Burr-Brown Corp.*.............................................   408      14,739
C-Cube Microsystems, Inc.*....................................   441      27,451
C.H. Robinson Worldwide, Inc. ................................   441      17,529
Cabot Industrial Trust........................................   595      10,933
Cabot Oil & Gas Corp..........................................   511       8,208
California Water Service Group................................   357      10,822
Callaway Golf Co. ............................................   917      16,219
Cambrex Corp..................................................   336      11,571
Cambridge Technology Partners, Inc.*..........................   798      20,948
Camden Property Trust.........................................   329       9,006
Capital Automotive Real Estate Investment Trust...............   903      11,005
Capitol Federal Financial.....................................   931       9,077
Caprock Communications Corp.*.................................   378      12,261
Caraustar Industries, Inc.....................................   343       8,232
Caremark Rx, Inc.*............................................ 2,513      12,722
Carolina First Corp...........................................   448       8,176
Carpenter Technology..........................................   364       9,987
Casey's General Stores, Inc. .................................   749       7,818
Catalytica, Inc.*.............................................   756      10,252
Cathay Bancorp, Inc. .........................................   217       8,897
CBRL Group, Inc...............................................   833       8,083
CEC Entertainment, Inc.*......................................   329       9,335
Celgene Corp.*................................................   294      20,579
Centerpoint Properties Corp. .................................   308      11,050
Century Business Services, Inc.*..............................   826       6,969
Cephalon, Inc.*...............................................   518      17,903
Cerner Corp.*.................................................   574      11,301

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small Cap                                           December 31, 1999

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
CFW Communications Co. .......................................   427  $   14,838
Charming Shoppes, Inc.*....................................... 1,624      10,759
Chelsea GCA Realty, Inc. .....................................   259       7,705
Chemed Corp. .................................................   371      10,620
ChemFirst, Inc. ..............................................   315       6,891
Chemical Financial Corp. .....................................   280       8,925
Chesapeake Corp. .............................................   280       8,540
Chicago Title Corp. ..........................................   120       5,550
Choice Hotels International, Inc.*............................   672      11,508
Choicepoint, Inc.*............................................   273      11,295
Church & Dwight, Inc. ........................................   399      10,648
Ciber, Inc.*..................................................   630      17,325
Cirrus Logic, Inc.*...........................................   917      12,208
Citadel Communications Corp.*.................................   231      14,986
Citizens Banking Corp., Michigan..............................   504      11,276
City Holding Co. .............................................   497       6,958
CK Witco Corp. ............................................... 1,204      16,103
Clarcor, Inc. ................................................   518       9,324
Clarify, Inc.*................................................   224      28,224
Cleveland-Cliffs, Inc. .......................................   350      10,894
CMP Group, Inc. ..............................................   322       8,875
Cognex Corp.*.................................................   441      17,199
Coherent, Inc.*...............................................   469      12,546
Colonial Properties Trust.....................................   364       8,440
Commerce Bancorp, Inc., New Jersey............................   203       8,209
Commercial Metals Co. ........................................   266       9,027
Commercial NET Lease Realty...................................   952       9,461
Commnet Cellular, Inc.*.......................................   336      10,794
Commonwealth Telephone Enterprises, Inc.*.....................   147       7,773
Commscope, Inc.*..............................................   448      18,060
Community First Bankshares, Inc. .............................   546       8,600
CompUSA, Inc.*................................................ 1,582       8,108
Computer Sciences Corp.*......................................    95       9,006
Concentric Network Corp.*.....................................   490      15,098
Concord Communications, Inc.*.................................   217       9,629
Corn Products International, Inc. ............................   434      14,213
Cornerstone Realty Income Trust, Inc. ........................   931       9,077
Corus Bankshares, Inc. .......................................   301       7,224
Cost Plus, Inc.*..............................................   273       9,726
Covance, Inc.*................................................   945      10,218
Crawford & Co.--Class B.......................................   644       8,775
Credence Systems Corp.*.......................................   266      23,009
Cree Research, Inc.*..........................................   280      23,905
Cross Timbers Oil Co. ........................................   693       6,280
CT Communications, Inc. ......................................   175       9,800
CTG Resources, Inc. ..........................................   231       8,027
CTS Corp. ....................................................   280      21,105
Cumulus Media, Inc.*..........................................   273      13,855
Cuno, Inc.*...................................................   385       7,971
Cybex Computer Products Corp.*................................   224       9,072
Cymer, Inc.*..................................................   301      13,846
Cypress Semiconductor Corp.*.................................. 1,036      33,540
Cytec Industries, Inc.*.......................................   462      10,684
Cytyc Corp.*..................................................   245      14,960
D.R. Horton, Inc. ............................................   693       9,572
Dain Rauscher Corp. ..........................................   182       8,463
Dal-Tile International, Inc.*.................................   861       8,718

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Dallas Semiconductor Corp. ...................................   245  $   15,787
Datascope Corp. ..............................................   210       8,400
Delta & Pineland Co. .........................................   469       8,149
Dendrite International, Inc.*.................................   378      12,805
Developers Diversified Realty Corp. ..........................   693       8,922
Digital Microwave Corp.*......................................   812      19,031
DII Group, Inc.*..............................................   357      25,335
Dionex Corp.*.................................................   280      11,533
Dollar Thrifty Automotive Group, Inc.*........................   469      11,227
Donaldson Co., Inc. ..........................................   406       9,769
Doral Financial Corp. ........................................   602       7,412
Dress Barn, Inc.*.............................................   420       6,983
DSP Group, Inc.*..............................................   182      16,926
Duane Reade, Inc.*............................................   287       7,910
Dura Automotive Systems, Inc.*................................   427       7,446
Dura Pharmaceuticals, Inc.*...................................   658       9,171
Dycom Industries, Inc.*.......................................   301      13,262
Earthgrains Co. ..............................................   497       8,014
East-West Bancorp, Inc. ......................................   700       8,006
Eastern Enterprises...........................................   217      12,463
Eastgroup Properties, Inc. ...................................   504       9,324
Eaton Vance Corp. ............................................   329      12,502
El Paso Electric Co.*......................................... 1,246      12,226
Elcor Corp. ..................................................   336      10,122
Electro Scientific Industries, Inc.*..........................   168      12,264
Electroglas, Inc.*............................................   336       8,526
Emmis Communications Corp.*...................................   189      23,557
Empire District Electric Co...................................   434       9,819
Emulex Corp.*.................................................   308      34,649
Energen Corp. ................................................   560      10,115
Enhance Financial Services Group, Inc. .......................   455       7,394
Entercom Communications Corp.*................................   245      16,170
Enzo Biochem, Inc.*...........................................   336      15,141
Enzon, Inc.*..................................................   420      18,218
Equitable Resources, Inc. ....................................   224       7,476
Etec Systems, Inc.*...........................................   259      11,623
Ethan Allen Interiors, Inc....................................   413      13,242
Extended Stay America, Inc.*.................................. 1,246       9,501
F&M National Corp. ...........................................   280       7,718
F.Y.I., Inc.*.................................................   266       9,044
FactSet Research Systems, Inc. ...............................   140      11,148
Fair, Isaac & Company, Inc. ..................................   231      12,243
Fairfield Communities, Inc.*..................................   609       6,547
Federal Realty Investment Trust...............................   504       9,482
Federal Signal Corp. .........................................   581       9,332
Ferro Corp. ..................................................   399       8,778
Filenet Corp.*................................................   525      13,388
First American Financial Corp. ...............................   812      10,099
First Bancorp, Puerto Rico....................................   378       7,844
First Charter Corp. ..........................................   427       6,352
First Financial Bankshares, Inc. .............................   287       8,825
First Health Group Corp.*.....................................   560      15,050
First Merchants Corp. ........................................   406      10,658
First Sentinel Bancorp, Inc. ................................. 1,008       7,875
First United Bancshares, Inc. ................................   532       7,116
FirstFed Financial Corp.*.....................................   567       7,973
Fisher Scientific International, Inc.*........................   525      18,966
Fleetwood Enterprises, Inc. ..................................   483       9,962

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small Cap                                           December 31, 1999

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Fleming Companies, Inc. ......................................  714   $    7,319
Florida East Coast Industries, Inc. ..........................  301       12,567
Flowserve Corp. ..............................................  567        9,639
Footstar, Inc.*...............................................  294        8,967
Forest City Enterprises--Class A..............................  308        8,624
Forest Oil Corp.*.............................................  532        7,016
Foster Wheeler Corp. .........................................  784        6,958
Franklin Electric Co., Inc. ..................................  119        8,352
Frontier Financial Corp. .....................................  350        7,000
Furniture Brands International, Inc.*.........................  574       12,628
G & K Services, Inc. .........................................  294        9,518
Genrad, Inc.*.................................................  518        8,353
Georgia Gulf Corp. ...........................................  399       12,144
Gerber Scientific, Inc. ......................................  413        9,060
Getty Images, Inc.*...........................................  399       19,501
Gilead Sciences, Inc.*........................................  434       23,489
Glenborough Realty Trust, Inc. ...............................  679        9,082
Glimcher Realty Trust.........................................  644        8,292
Global Industries Technologies, Inc.*.........................  332        4,275
Go2net, Inc.*.................................................  217       18,879
Great Atlantic & Pacific Tea Co. .............................  280        7,805
Great Plains Software, Inc.*..................................  161       12,035
Greater Bay Bancorp...........................................  266       11,404
Greif Brothers Corp.--Class A*................................  392       11,662
Gtech Holdings Corp.*.........................................  504       11,088
Hadco Corp.*..................................................  238       12,138
Haemonetics Corp.*............................................  497       11,835
Hancock Holding Co............................................  231        8,951
Handleman Co.*................................................  511        6,835
Hanna (M.A.) Co...............................................  798        8,728
Hanover Compressor Co.*.......................................  357       13,476
Harbinger Corp.*..............................................  553       17,592
Harland (John H.) Co..........................................  441        8,076
Harman International Industries, Inc. ........................  217       12,179
Harmonic, Inc.*...............................................  266       25,253
Harsco Corp. .................................................  371       11,779
Hayes Lemmerz International, Inc.*............................  343        5,981
Health Care Property Investors, Inc. .........................  308        7,354
Health Care REIT, Inc. .......................................  448        6,776
Healthcare Realty Trust, Inc. ................................  574        8,969
Helix Technology Corp. .......................................  273       12,234
Helmerich & Payne, Inc. ......................................  497       10,841
Henry (Jack) & Associates, Inc. ..............................  245       13,153
HNC Software, Inc.*...........................................  301       31,830
Home Properties of New York, Inc. ............................  371       10,179
Hooper Holmes, Inc. ..........................................  357        9,193
Horace Mann Educators Corp. ..................................  434        8,517
Hospitality Properties Trust .................................  434        8,273
HSB Group, Inc. ..............................................  266        8,994
Hudson United Bancorp.........................................  315        8,052
Human Genome Sciences, Inc.*..................................  245       37,393
Hussmann International, Inc...................................  630        9,489
Hutchinson Technology, Inc.*..................................  392        8,330
Hyperion Solutions Corp.*.....................................  448       19,488
ICG Communications, Inc.*.....................................  665       12,469
IDEC Pharmaceuticals Corp.*...................................  364       35,763
Idex Corp. ...................................................  357       10,844
IDEXX Laboratories, Inc.*.....................................  658       10,610

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Imation Corp.*................................................   476  $   15,976
ImClone Systems, Inc.*........................................   329      13,037
Imperial Bancorp*.............................................   455      10,977
Imperial Credit Commercial Mortgage Investment Corp. .........   889      10,112
Independence Community Bank Corp. ............................   987      12,337
IndyMac Mortgage Holdings, Inc. ..............................   875      11,155
InFocus Systems, Inc.*........................................   385       8,927
Informatica Corp.*............................................   112      11,914
Information Resources, Inc.*..................................   777       7,187
Informix Corp.*............................................... 2,310      26,275
Inhale Therapeutic Systems, Inc.*.............................   287      12,215
InnKeepers USA Trust.......................................... 1,281      10,488
Insight Enterprises, Inc.*....................................   273      11,091
Instituform Technologies, Inc.--Class A*......................   336       9,492
Integrated Device Technology, Inc.*...........................   861      24,969
Interim Services, Inc.*.......................................   763      18,883
Intermedia Communications, Inc.*..............................   567      22,007
International Multifoods Corp.................................   420       5,565
International Rectifier Corp.*................................   623      16,198
InterWest Bancorp, Inc. ......................................   434       8,355
Invacare Corp. ...............................................   392       7,865
Investors Financial Services Corp. ...........................   259      11,913
Iomega Corp.*................................................. 3,500      11,813
Ionics, Inc.*.................................................   301       8,466
Iron Mountain, Inc.*..........................................   371      14,585
ISIS Pharmaceuticals, Inc.*...................................   686       4,288
ISS Group, Inc.*..............................................   294      20,911
ITC Deltacom, Inc.*...........................................   518      14,310
Jack in the Box, Inc.*........................................   539      11,150
Jacobs Engineering Group, Inc.*...............................   245       7,963
JDN Realty Corp. .............................................   518       8,353
JLG Industries, Inc. .........................................   602       9,557
Jones Lang LaSalle, Inc.*.....................................   574       6,816
Jones Pharma, Inc. ...........................................   448      19,459
Jostens, Inc. ................................................   462      11,233
Journal Register Co.*.........................................   560       8,645
Kaufman & Broad Home Corp. ...................................   532      12,868
Kaydon Corp. .................................................   406      10,886
Kellwood Co. .................................................   448       8,708
Kelly Services, Inc.--Class A.................................   308       7,739
KEMET Corp.*..................................................   441      19,873
Kennametal, Inc...............................................   357      12,004
Kent Electronics Corp.*.......................................   427       9,714
Key Energy Group*............................................. 1,652       8,570
Kilroy Realty Corp. ..........................................   553      12,165
Kimball International, Inc.--Class B..........................   532       8,778
Kirby Corp.*..................................................   420       8,610
Koger Equity, Inc. ...........................................   588       9,923
Korn/Ferry International*.....................................   371      13,495
Kronos, Inc.*.................................................   196      11,760
Kulicke & Soffa Industries, Inc.*.............................   329      14,003
La-Z-Boy, Inc. ...............................................   609      10,239
Laclede Gas Co. ..............................................   497      10,748
Lam Research Corp.*...........................................   371      41,389
Lance, Inc. ..................................................   609       6,090
LandAmerica Financial Group, Inc. ............................   406       7,460
Lands' End, Inc.*.............................................   147       5,108

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small Cap                                           December 31, 1999

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Landstar System, Inc.*........................................   182  $    7,792
Lason, Inc.*..................................................   259       2,849
Lattice Semiconductor Corp.*..................................   462      21,772
Leap Wireless International, Inc.*............................   266      20,881
Lee Enterprises, Inc. ........................................   399      12,743
Lennar Corp. .................................................   595       9,669
Leucadia National Corp. ......................................   420       9,713
Liberty Corp. ................................................   168       7,088
Ligand Pharmaceuticals, Inc.--Class B*........................   959      12,347
Lilly Industries, Inc.--Class A...............................   560       7,525
Lincoln Electric Holdings, Inc. ..............................   371       7,652
Littelfuse, Inc.*.............................................   406       9,852
LNR Property Corp. ...........................................   469       9,321
Lone Star Technologies, Inc.*.................................   455      12,683
Longview Fibre Co. ...........................................   805      11,471
LTC Properties, Inc. ......................................... 1,022       8,623
LTV Corp. .................................................... 2,709      11,175
LTX Corp.*....................................................   525      11,747
Macerich Co. .................................................   406       8,450
Macrovision Corp.*............................................   175      12,950
Madison Gas & Electric Co. ...................................   693      13,946
MAF Bancorp, Inc. ............................................   392       8,208
Manitowoc Co. ................................................   294       9,996
Marcus Corp. .................................................   637       8,560
Marine Drilling Co., Inc.*....................................   658      14,763
Mark IV Industries, Inc. .....................................   518       9,162
Mascotech, Inc. ..............................................   651       8,260
Mastec, Inc.*.................................................   252      11,214
Mastech Corp.*................................................   567      14,033
McMoRan Exploration Co.*......................................   371       7,837
MDU Resources Group, Inc. ....................................   315       6,300
Medical Assurance, Inc.*......................................   357       7,564
Medicis Pharmaceutical Corp.*.................................   357      15,195
MedQuist, Inc.*...............................................   420      10,841
MemberWorks, Inc.*............................................   217       7,202
Mentor Graphics Corp.*........................................ 1,169      15,416
Mercury Interactive Corp.*....................................   371      40,044
Meristar Hospitality Corp. ...................................   861      13,775
Metamor Worldwide, Inc.*......................................   490      14,271
Methode Electronics, Inc.--Class A............................   518      16,641
Metris Cos., Inc. ............................................   413      14,739
Mettler Toledo International, Inc.*...........................   406      15,504
Michaels Stores, Inc.*........................................   308       8,778
Micrel, Inc.*.................................................   294      16,740
Micromuse, Inc.*..............................................   126      21,420
Micros Systems, Inc.*.........................................   280      20,720
MicroStrategy, Inc.*..........................................   371      77,909
Mid-America Apartment Communities, Inc. ......................   441       9,978
Mid-State Bancshares..........................................   231       7,363
Midas, Inc. ..................................................   371       8,116
Midway Games, Inc.*...........................................   497      11,897
Milacron, Inc. ...............................................   462       7,103
Millennium Pharmaceuticals, Inc.*.............................   357      43,554
Minerals Technologies, Inc. ..................................   189       7,572
Mitchell Energy & Development Corp.--Class A..................   427       9,421
MMC Networks, Inc.*...........................................   378      12,994
Modine Manufacturing Co. .....................................   448      11,200

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
MONY Group, Inc. .............................................   330  $    9,632
Morgan Keegan, Inc. ..........................................   567       9,533
MRV Communications, Inc.*.....................................   385      24,207
MTI Technology Corp.*.........................................   420      15,488
Mueller Industries, Inc.*.....................................   406      14,718
National City Bancshares, Inc. ...............................   363       9,120
National Computer Systems, Inc. ..............................   364      13,696
National Golf Properties, Inc. ...............................   413       8,157
National Health Investors, Inc. ..............................   644       9,580
National Instruments Corp.*...................................   336      12,852
National Penn Bancshares, Inc. ...............................   357       8,970
National Presto Industries, Inc. .............................   245       8,698
National-OilWell, Inc.*.......................................   644      10,103
Nationwide Health Properties, Inc. ...........................   400       5,500
Nautica Enterprises, Inc.*....................................   553       6,256
Navigant Consulting Co.*......................................   420       4,568
NBTY, Inc.*...................................................   952      11,008
Newfield Exploration Co.*.....................................   441      11,797
Newpark Resources, Inc.*...................................... 1,316       8,061
Newport News Shipbuilding.....................................   301       8,278
Northwest Natural Gas Co. ....................................   357       7,832
Northwestern Corp. ...........................................   350       7,700
NUI Corp......................................................   406      10,708
O'Reilly Automotive, Inc.*....................................   420       9,030
Oak Industries, Inc.*.........................................   245      26,000
OfficeMax, Inc.*.............................................. 1,757       9,664
Ogden Corp. ..................................................   854      10,195
Ohio Casualty Corp. ..........................................   665      10,682
Olin Corp. ...................................................   742      14,700
Olsten Corp. .................................................   854       9,661
OM Group, Inc. ...............................................   238       8,196
Omega Financial Corp. ........................................   357      10,353
Omega Healthcare Investors, Inc. .............................   483       6,128
Omnipoint Corp.*..............................................   322      38,841
On Assignment, Inc.*..........................................   273       8,156
Oneok, Inc. ..................................................   301       7,563
Open Market, Inc.*............................................   455      20,532
Optical Coating Laboratory, Inc. .............................   133      39,368
Orbital Sciences Corp.*.......................................   623      11,564
Orthodontic Centers of America, Inc.*.........................   567       6,769
Otter Tail Power Co. .........................................   252       9,450
Owens & Minor, Inc. ..........................................   784       7,007
Pacific Capital Bancorp.......................................   238       7,319
Pacific Gulf Properties, Inc. ................................   434       8,789
Pacific Sunwear of California, Inc.*..........................   378      12,166
Pairgain Technologies, Inc.*..................................   847      12,017
Papa John's International, Inc.*..............................   259       6,750
Park Electrochemical Corp. ...................................   217       5,764
Parkway Properties, Inc. .....................................   195       5,618
Patterson Dental Co.*.........................................   252      10,742
Patterson Energy, Inc.*.......................................   504       6,552
Paxar Corp.*..................................................   889       7,501
PE Corp.--Celera Genomics Group*..............................   322      47,977
Pegasus Communications Corp.*.................................   189      18,475
Pegasus Systems, Inc.*........................................   224      13,510
Pennzoil-Quaker State Co. ....................................   945       9,627
PEP Boys-Manny, Moe & Jack....................................   658       6,004
Peregrine Systems, Inc.*......................................   315      26,519

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small Cap                                           December 31, 1999

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Performance Food Group Co.*...................................   287  $    6,996
Perrigo Co.*.................................................. 1,141       9,128
Petsmart, Inc.*............................................... 1,918      11,029
Pharmacyclics, Inc.*..........................................   217       8,951
Phoenix Investment Partners Ltd. ............................. 1,092       8,873
Pier 1 Imports, Inc. ......................................... 1,309       8,345
Pinnacle Systems, Inc.*.......................................   294      11,962
Pioneer Group, Inc.*..........................................   623       9,812
Pioneer Natural Resources Co.*................................ 1,344      12,012
Pittston Brink's Group........................................   588      12,936
Pittway Corp.--Class A........................................   406      18,194
Plains Resources, Inc.*.......................................   441       5,513
Plantronics, Inc.*............................................   210      15,028
Playboy Enterprises, Inc.--Class B*...........................   329       7,999
Plexus Corp.*.................................................   294      12,936
PMA Capital Corp.--Class A....................................   672      13,356
Pogo Producing Co. ...........................................   539      11,050
Polaris Industries, Inc. .....................................   308      11,165
Polaroid Corp. ...............................................   553      10,403
Policy Management Systems Corp.*..............................   560      14,315
Polycom, Inc.*................................................   266      16,941
Potlatch Corp. ...............................................   196       8,747
Power Integrations, Inc.*.....................................   224      10,738
Powertel, Inc.*...............................................   308      30,916
Powerwave Technologies, Inc.*.................................   168       9,807
Precision Castparts Corp. ....................................   357       9,371
Premier Bancshares, Inc. .....................................   483       6,581
Prentiss Properties Trust.....................................   406       8,526
Presidential Life Corp. ......................................   448       8,232
PRI Automation, Inc.*.........................................   245      16,446
Price Communications Corp.*...................................   546      15,186
Pride International, Inc.*....................................   700      10,238
Primark Corp.*................................................   392      10,903
Prime Retail, Inc. ........................................... 1,456       8,190
Profit Recovery Group International, Inc.*....................   350       9,297
Progress Software Corp.*......................................   273      15,493
Provident Bankshares Corp. ...................................   371       6,423
Proxicom, Inc.*...............................................   126      15,663
PS Business Parks, Inc. ......................................   483      10,988
PSS World Medical, Inc.*...................................... 1,260      11,891
Public Service Co. of New Mexico..............................   483       7,849
QRS Corp.*....................................................   140      14,604
Quanta Services, Inc.*........................................   322       9,097
Quest Diagnostics, Inc.*......................................   413      12,622
Quorum Health Group, Inc.*.................................... 1,218      11,343
R.H. Donnelley Corp. .........................................   455       8,588
Radian Group, Inc. ...........................................   315      15,040
Radio One, Inc.*..............................................   168      15,456
Ralcorp Holdings, Inc.*.......................................   413       8,234
Raymond James Financial Corp. ................................   574      10,727
Rayonier, Inc. ...............................................   238      11,498
Rayovac Corp.*................................................   364       6,871
Reckson Associates Realty Corp. ..............................   462       9,471
Reebok International Ltd.*....................................   882       7,221
Regis Corp. ..................................................   532      10,042
Reliance Bancorp, Inc. .......................................   231       7,970
Remedy Corp.*.................................................   280      13,265
Renal Care Group, Inc.*.......................................   595      13,908

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Republic Bancorp, Inc. .......................................   722  $    8,764
Republic Security Financial Corp. ............................ 1,092       7,815
RFS Hotel Investors, Inc. ....................................   826       8,621
Richmond County Financial Corp. ..............................   504       9,104
Rogers Corp.*.................................................   224       8,568
Rollins Truck Leasing Corp. .................................. 1,057      12,618
Roper Industries, Inc. .......................................   371      14,028
RSA Security, Inc.*...........................................   427      33,092
Ruby Tuesday, Inc. ...........................................   504       9,167
Ruddick Corp. ................................................   476       7,378
Russell Corp. ................................................   616      10,318
Ryan's Family Steak Houses, Inc.*.............................   819       6,962
Ryland Group, Inc. ...........................................   385       8,879
S & T Bancorp, Inc. ..........................................   315       7,304
S1 Corp.*.....................................................   308      24,063
S3, Inc.*.....................................................   805       9,308
SAGA SYSTEMS, Inc.*...........................................   581      11,584
Sandisk Corp.*................................................   224      21,560
Sandy Spring Bancorp, Inc. ...................................   364       9,828
Sawtek, Inc.*.................................................   294      19,569
Scholastic Corp.*.............................................   175      10,883
Schulman (A.) Inc. ...........................................   476       7,765
SCM Microsystems, Inc.*.......................................   203      12,979
SCPIE Holdings, Inc. .........................................   224       7,196
Seacor Smit, Inc.*............................................   196      10,143
Second Bancorp, Inc. .........................................   329       7,361
Security Capital Group, Inc.*.................................   553       6,913
Semtech Corp.*................................................   322      16,784
Sensormatic Electronics Corp.*................................   889      15,502
Sequa Corp.--Class A*.........................................   130       7,012
Shire Pharmaceuticals Group PLC*..............................   350      10,204
Shopko Stores, Inc.*..........................................   371       8,533
Sierra Pacific Resources......................................   511       8,847
Silicon Valley Bancshares*....................................   259      12,820
Sky Financial Group, Inc. ....................................   714      14,368
SL Green Realty Corp. ........................................   532      11,570
Smithfield Foods, Inc.*.......................................   511      12,264
Smucker (J.M.) Co.--Class A...................................   392       7,644
Solectron Corp.*..............................................    51       4,849
Sonic Corp.*..................................................   329       9,377
Southern Peru Copper Corp. ...................................   630       9,726
Southern Union Co.*...........................................   485       9,274
Southwest Bancorp of Texas*...................................   518      10,263
Sovran Self Storage, Inc. ....................................   574      10,870
SportsLine.com, Inc.*.........................................   231      11,579
St. Mary Land & Exploration Co. ..............................   308       7,623
Staten Island Bancorp, Inc. ..................................   462       8,316
Station Casinos, Inc.*........................................   343       7,696
Steel Dynamics, Inc.*.........................................   602       9,594
Steris Corp.*.................................................   882       9,096
Sterling Bancshares, Inc. ....................................   763       8,536
Stewart & Stevenson Services, Inc. ...........................   602       7,130
Stillwater Mining Co.*........................................   532      16,957
Stone Energy Corp.*...........................................   182       6,484
Storage USA, Inc. ............................................   350      10,588
Suiza Foods Corp.*............................................   350      13,869
Summit Technology, Inc.*......................................   560       6,545
Sun Communities, Inc. ........................................   280       9,013

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small Cap                                           December 31, 1999

 Common Stocks, continued

                                                                        Market
                                                               Shares   Value
                                                               ------ ----------
Sunbeam Corp.*................................................ 1,568  $    6,566
Sunglass Hut International, Inc.*.............................   623       7,009
Superior Industries International, Inc. ......................   343       9,197
Susquehanna Bancshares, Inc. .................................   455       7,223
Swift Transportation Co., Inc.*...............................   553       9,747
Sybase, Inc.*................................................. 1,036      17,612
Sykes Enterprises, Inc.*......................................   294      12,899
Talbots, Inc. ................................................   182       8,122
Talk.com, Inc.*...............................................   511       9,070
Taubman Centers, Inc. ........................................   728       7,826
Techne Corp.*.................................................   287      15,803
Technology Solutions Co.*.....................................   630      20,633
Tektronix, Inc. ..............................................   497      19,321
Telebanc Financial Corp.*.....................................   406      10,556
Terex Corp.*..................................................   301       8,353
Tesoro Petroleum Corp.*.......................................   574       6,637
Tetra Tech, Inc.*.............................................   588       9,041
Texas Industries, Inc. .......................................   238      10,130
Texas Regional Bancshares, Inc.--Class A......................   350      10,150
The Cheesecake Factory*.......................................   301      10,535
The Men's Wearhouse, Inc.*....................................   455      13,365
The Scotts Company--Class A*..................................   224       9,016
Thomas Industries, Inc. ......................................   490      10,014
THQ, Inc.* ...................................................   280       6,493
Timken Co. ...................................................   553      11,302
Titan Corp.*..................................................   644      30,349
TJ International, Inc. .......................................   259      10,878
TNP Enterprises, Inc. ........................................   266      10,973
Total Renal Care Holdings, Inc.*.............................. 1,197       8,005
Tower Automotive, Inc.*.......................................   616       9,510
Town & Country Trust..........................................   504       9,041
Transaction Systems Architects, Inc.*.........................   399      11,172
Transkaryotic Therapies, Inc.*................................   252       9,702
Transwitch Corp.*.............................................   273      19,810
Triangle Bancorp, Inc. .......................................   448       8,680
Triangle Pharmaceuticals, Inc.*...............................   504       6,458
Trimble Navigation Ltd.*......................................   546      11,807
Trinity Industries, Inc. .....................................   350       9,953
Triquint Semiconductor, Inc.*.................................   161      17,911
True North Communications, Inc. ..............................   455      20,333
Trust Company of New Jersey...................................   406       9,287
Tupperware Corp. .............................................   560       9,485
U.S. Bancorp..................................................   196       4,675
UCAR International, Inc.*.....................................   539       9,601
UICI*.........................................................   413       4,362
Ultratech Stepper, Inc.*......................................   546       8,804
Unifi, Inc.*..................................................   889      10,946
Unisource Energy Corp. .......................................   861       9,632
United Asset Management Corp. ................................   658      12,214
United Bankshares, Inc. ......................................   329       7,855
United Community Financial Corp. .............................   693       6,887
United Dominion Realty Trust, Inc. ...........................   903       8,917
United National Bancorp.......................................   462      10,251
United Stationers, Inc.*......................................   399      11,395
Universal Foods Corp. ........................................   455       9,271
Unova, Inc.*..................................................   693       9,009
US Oncology, Inc.*............................................ 1,071       5,288
USEC, Inc. ................................................... 1,183       8,281

 Common Stocks, continued

                                                                       Market
                                                               Shares   Value
                                                               ------ ---------
USFreightways Corp. ..........................................   294  $  14,075
UST Corp. ....................................................   273      8,668
Vail Resorts, Inc.*...........................................   406      7,283
Valero Energy Corp. ..........................................   672     13,355
Valmont Industries, Inc. .....................................   455      7,308
ValueVision International, Inc.--Class A*.....................   301     17,251
Varco International, Inc.*....................................   763      7,773
Varian Medical Systems, Inc. .................................   448     13,356
Varian Semiconductor Equipment Associates, Inc.*..............   476     16,184
Varian, Inc.*.................................................   511     11,498
Verity, Inc.*.................................................   350     14,897
Vertex Pharmaceuticals, Inc.*.................................   364     12,740
VerticalNet, Inc.*............................................   364     59,695
Vicor Corp.*..................................................   315     12,758
Vintage Petroleum, Inc. ......................................   777      9,373
Visio Corp.*..................................................   343     16,293
Visual Networks, Inc.*........................................   273     21,635
W Holding Co., Inc. ..........................................   742      7,698
W.R. Grace & Co.*.............................................   756     10,490
Wabash National Corp. ........................................   483      7,245
Walden Residential Properties, Inc. ..........................   476     10,294
Wallace Computer Services, Inc. ..............................   427      7,099
Walter Industries, Inc. ......................................   651      7,039
Washington Real Estate Investment Trust.......................   595      8,925
Wausau-Mosinee Paper Corp. ...................................   826      9,653
WD-40 Co. ....................................................   392      8,673
Webster Financial Corp. ......................................   315      7,422
Wellman, Inc. ................................................   588     10,952
Werner Enterprises, Inc. .....................................   476      6,694
Wesbanco, Inc. ...............................................   294      7,644
Wesley Jessen VisionCare, Inc.*...............................   336     12,726
West Pharmaceutical Services, Inc. ...........................   273      8,446
Westwood One, Inc.*...........................................   357     27,131
Whitney Holding Corp. ........................................   224      8,302
Whole Foods Market, Inc.*.....................................   336     15,581
Wind River Systems, Inc.*.....................................   497     18,265
Wisconsin Central Transport*..................................   658      8,842
Wolverine World Wide, Inc. ...................................   784      8,575
World Access, Inc.*...........................................   693     13,340
Worthington Industries, Inc. .................................   784     12,985
Wyndham International, Inc.--Class A*......................... 2,590      7,608
Xircom, Inc.*.................................................   259     19,425
Xtra Corp.*...................................................   224      9,548
Yellow Corp.*.................................................   490      8,238
Young Broadcasting, Inc.--Class A*............................   161      8,211
Zebra Technologies Corp.*.....................................   287     16,790
                                                                      ---------
TOTAL COMMON STOCKS
 (Cost $7,749,567)............................................        8,105,198
                                                                      =========

              See accompanying notes to the financial statements.

PROFUNDS VP                                    Schedule of Portfolio Investments
ProFund VP Small Cap                                           December 31, 1999

 U.S. Treasury Bills (15.9%)

                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
U.S. Treasury Bill, 4.91%, 03/23/00...................... $1,017,000 $1,005,610
U.S. Treasury Bill, 4.86%, 03/30/00......................    557,000    550,081
                                                                     ----------
TOTAL U.S. TREASURY BILLS
 (Cost $1,555,502).......................................             1,555,691
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $9,305,069)(a) (98.5%)............................             9,660,889
Other assets in excess of liabilities (1.5%).............               143,031
                                                                     ----------
TOTAL NET ASSETS (100.0%)................................            $9,803,920
                                                                     ==========

-----
Percentages indicated are based on net assets of $9,803,920.

 Futures Contracts Purchased

                                                     Contracts Unrealized Gain
                                                     --------- ---------------
Russell 2000 Future Contract expiring March 2000
 (Underlying face amount at value $1,772,750).......      7        $27,465
                                                                   =======

-----
*   Non-income producing
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......................................... $414,680
      Unrealized depreciation.........................................  (58,860)
                                                                       --------
      Net unrealized appreciation..................................... $355,820
                                                                       ========

PLC--Public Limited Company

The ProFund VP Small Cap's investment concentration based on net assets, by industry, as of December 31, 1999, was as follows:

Aerospace & Defense.......................................................  0.6%
Agriculture...............................................................  0.2%
Airlines..................................................................  0.2%
Automotive................................................................  0.5%
Banking...................................................................  5.9%
Biotechnology.............................................................  2.7%
Building & Construction...................................................  1.7%
Business Services.........................................................  3.7%
Chemicals.................................................................  1.5%
Computer Software.........................................................  8.6%
Computers.................................................................  4.8%
Consumer Products.........................................................  0.8%
Containers & Packaging....................................................  0.2%
Electrical & Electronic...................................................  9.0%
Energy & Utilities........................................................  5.1%
Environmental Services....................................................  0.3%
Financial Services........................................................  1.3%
Food & Beverage...........................................................  1.4%
Health Care...............................................................  2.3%
Home Furnishings..........................................................  0.8%
Insurance.................................................................  1.7%
Investment Company........................................................  0.1%
Machinery & Equipment.....................................................  3.8%
Media.....................................................................  2.7%
Metals & Mining...........................................................  1.9%
Office Equipment & Supplies...............................................  0.1%
Paper & Forest Products...................................................  0.4%
Pharmaceuticals...........................................................  2.5%
Real Estate...............................................................  0.3%
Real Estate Investment Trust..............................................  5.1%
Retail & Wholesale........................................................  3.6%
Telecommunications........................................................  5.2%
Textiles & Apparel........................................................  0.6%
Transportation............................................................  1.6%
Travel & Entertainment....................................................  1.4%
Other..................................................................... 17.4%

              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small Cap

Statement of
Assets and
Liabilities

                                                              December 31, 1999

Assets:
 Investments, at value (cost $9,305,069)............................  $9,660,889
 Cash...............................................................     111,545
 Variation margin on futures contracts..............................      24,355
 Dividends and interest receivable..................................       7,383
 Receivable for investments sold....................................       1,894
 Deferred offering costs............................................       5,472
                                                                      ----------
 Total Assets.......................................................   9,811,538
Liabilities:
 Advisory fees payable..............................................       1,480
 Administrative servicing fees payable..............................       2,517
 Distribution fees payable..........................................       2,517
 Other accrued expenses.............................................       1,104
                                                                      ----------
 Total Liabilities..................................................       7,618
                                                                      ----------
Net Assets..........................................................  $9,803,920
                                                                      ==========
Net Assets consist of:
 Capital............................................................  $8,901,065
 Accumulated undistributed net investment income....................      19,015
 Accumulated undistributed net realized gains on investments and
  futures contracts.................................................     500,555
 Net unrealized appreciation on investments and futures contracts...     383,285
                                                                      ----------
Total Net Assets....................................................  $9,803,920
                                                                      ==========
 Net Assets.........................................................  $9,803,920
 Shares of Beneficial Interest Outstanding..........................     272,398
 Net Asset Value (offering and redemption price per share)..........  $    35.99
                                                                      ==========

Statement
of
Operations

                   For the period October 19, 1999(a) through December 31, 1999

Investment Income:
 Interest............................................................  $ 18,399
 Dividends...........................................................    16,379
                                                                       --------
 Total Income........................................................    34,778
Expenses:
 Advisory fees.......................................................     7,551
 Management servicing fees...........................................     1,510
 Administrative servicing fees.......................................     2,517
 Distribution fees...................................................     2,517
 Administration fees.................................................       503
 Fund accounting fees................................................     5,005
 Audit fees..........................................................     3,348
 Offering costs......................................................     1,392
 Custody fees........................................................        94
 Other fees..........................................................     1,103
                                                                       --------
 Total expenses before waivers.......................................    25,540
 Less expenses waived................................................    (8,387)
                                                                       --------
 Net expenses........................................................    17,153
                                                                       --------
Net Investment Income................................................    17,625
                                                                       --------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments and futures contracts.............   500,555
 Net change in unrealized appreciation on investments and futures
  contracts..........................................................   383,285
                                                                       --------
 Net realized and unrealized gains on investments and futures
  contracts..........................................................   883,840
                                                                       --------
Increase in Net Assets Resulting from Operations.....................  $901,465
                                                                       ========

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small Cap

 Statement of Changes in Net Assets

                                                              For the period
                                                            October 19, 1999(a)
                                                             through December
                                                                 31, 1999
                                                            -------------------
Change in Net Assets:
Operations:
 Net investment income.....................................    $     17,625
 Net realized gains on investments and futures contracts...         500,555
 Net change in unrealized appreciation on investments and
  futures contracts........................................         383,285
                                                               ------------
 Net increase in net assets resulting from operations......         901,465
Capital Share Transactions:
 Proceeds from shares issued...............................      49,941,883
 Cost of shares redeemed...................................     (41,039,428)
                                                               ------------
 Net increase in net assets resulting from capital share
  transactions.............................................       8,902,455
                                                               ------------
 Total increase in net assets..............................       9,803,920
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $  9,803,920
                                                               ============

-----
(a)  Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small Cap

 Financial Highlights

For a share of beneficial interest outstanding

                                                        For the period from
                                                    October 19, 1999(a) through
                                                         December 31, 1999
                                                    ---------------------------
Net Asset Value, Beginning of Period...............         $    30.00
                                                            ----------
 Net investment income.............................               0.06
 Net realized and unrealized gain on investments
  and futures contracts............................               5.93
                                                            ----------
 Total income from investment operations...........               5.99
                                                            ----------
Net Asset Value, End of Period.....................         $    35.99
                                                            ==========
Total Return.......................................              19.97%(b)
Ratios/Supplemental Data:
Net assets, end of year............................         $9,803,920
Ratio of expenses to average net assets............               1.70%(c)
Ratio of net investment income to average net
 assets............................................               1.75%(c)
Ratio of expenses to average net assets*...........               2.53%(c)
Portfolio turnover.................................                686%

-----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the ratio would have been as indicated.

(a)  Commencement of operations.
(b)  Not annualized.
(c)  Annualized.

PROFUNDS VP

                         Notes to Financial Statements
                               December 31, 1999

 1. Organization

  The ProFunds VP are series of ProFunds (the "Trust"), a registered open-end investment company. The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds VP. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the ProFunds VP consist of three separately managed series: ProFund VP UltraOTC, ProFund VP Europe 30 and ProFund VP Small Cap (collectively, the "ProFunds VP" and individually, a "ProFund VP").

  The investment objectives of the ProFunds VP are as follows:

  ProFund VP UltraOTC. The investment objective of the ProFund VP UltraOTC is to provide investment results that correspond to twice (200%) the performance of the NASDAQ 100 Index. The NASDAQ 100 Index includes 100 of the largest and most active non-financial domestic companies listed on the NASDAQ National Market tier of The NASDAQ Stock Market. If the ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the growth oriented NASDAQ 100 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline.

  ProFund VP Europe 30. The investment objective of the ProFund VP Europe 30 is to provide investment results that correspond to the performance of the ProFunds Europe 30 Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of the 30 European companies whose securities are traded on U.S. exchanges or on the NASDAQ Stock Market as American Depository Receipts with the highest market capitalization determined annually.

  ProFund VP Small Cap. The investment objective of the ProFund VP Small Cap is to provide investment results that correspond to the performance of the Russell 2000 Index. The Russell 2000 Index is an unmanaged index consisting of 2,000 small company common stocks.

 2. Significant Accounting Policies

  The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  a) Investment Valuation

  Securities, except as otherwise noted that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market value.

  For the ProFunds VP, futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. When market quotations are not readily available, securities and other assets held by the ProFunds VP are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.

  b) Repurchase Agreements

  Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase
                                   Continued

PROFUNDS VP

                               December 31, 1999

  agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP.

  The ProFunds VP require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund VP to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

  c) Short Sales

  When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund VP maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

  d) Futures Contracts

  The ProFunds VP may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund VP may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. When the contract is closed or offset, the ProFund VP records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  e) Risks of Futures Contracts

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

  f) Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  g) Expenses

  Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another appropriate basis.

  h) Capital Accounts

  The trust follows provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

  i) Distributions to Shareholders

  The ProFunds VP will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a
                                   Continued

PROFUNDS VP

                               December 31, 1999

  reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The ProFunds VP utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

  As of December 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                                                   Accumulated
                                                   Accumulated     Net Realized
                                                Undistributed Net Gain/(Loss) on
                                                Investment Income  Investments
                                                ----------------- --------------
   ProFund VP UltraOTC.........................      $56,836         $(48,185)
   ProFund VP Europe 30........................        3,102           (2,904)
   ProFund VP Small Cap........................        1,390               --

  j) Federal Income Tax

  Each of the ProFunds VP intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds VP intend to make timely distributions in order to avoid tax liability.

  k) Offering Costs

  Costs incurred by the ProFunds VP in connection with its initial offering of shares have been deferred and are being amortized on the straight-line method over a twelve-month period beginning on the date on which each ProFund VP commenced its investment activities.

3. Shares of Beneficial Interest

  Transactions in shares of beneficial interest were as follows for the period ended December 31, 1999.

                             ProFund VP UltraOTC      ProFund VP Small Cap       ProFund VP Europe 30
                            -----------------------  ------------------------  --------------------------
                               October 19, 1999         October 19, 1999
                             through December 31,     through December 31,     October 19, 1999 through
                                     1999                     1999                 December 31, 1999
                            -----------------------  ------------------------  --------------------------
                             Shares       Amount       Shares       Amount       Shares        Amount
                            ---------  ------------  ----------  ------------  --------------------------
   Shares Sold............. 1,790,763  $ 79,824,900   1,534,275  $ 49,941,883     132,408  $    4,413,241
   Shares Redeemed.........  (833,547)  (40,983,810) (1,261,877)  (41,039,428)    (43,800)     (1,469,109)
                            ---------  ------------  ----------  ------------  ----------  --------------
    Net Increase...........   957,216  $ 38,841,090     272,398  $  8,902,455      88,608  $    2,944,132
                            =========  ============  ==========  ============  ==========  ==============

4. Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

  For its services as Administrator, each ProFund VP pays BISYS a fee at the annual rate of 0.05% of its average daily net assets. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP, for which it receives additional fees. Additionally, ProFunds VP, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters.
                                   Continued

PROFUNDS VP

                  Notes to Financial Statements, (concluded)
                               December 31, 1999


  ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets.

  Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP.

  The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation ("American Skandia") pursuant to which American Skandia will provide administrative services with respect to the ProFunds VP. For these services, the Trust pays American Skandia a quarterly fee equal on an annual basis to 0.25% of the average daily net assets of each ProFund VP that were invested in such Fund through American Skandia's separate account.

  Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services.

  Waivers are detailed as follows:

                                 Investment                Management    Fund
                                  Advisor   Administration Servicing  Accounting
                                   Waiver       Waiver       Waiver     Waiver
                                 ---------- -------------- ---------- ----------
   ProFund VP UltraOTC..........   $6,554       $3,633      $10,900     $2,204
   ProFund VP Europe 30.........    1,195          155          465         93
   ProFund VP Small Cap.........    6,071          503        1,510        303

  The advisor and/or the administrator have voluntarily agreed to waive the ProFunds VP for expenses incurred to maintain a competitive expense ratio for the ProFunds VP.

5. Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 1999 were as follows:

                                                          Purchases     Sales
                                                         ----------- -----------
   ProFund VP UltraOTC.................................. $79,145,043 $29,431,896
   ProFund VP Europe 30.................................   4,956,160   1,450,694
   ProFund VP Small Cap.................................  34,101,691  24,647,717

                       Report of Independent Accountants

To the Trustees and Shareholders of
ProFunds

In our opinion, the accompanying statements of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraOTC, ProFund VP Europe 30 and the ProFund VP Small Cap, hereafter referred to as the "Trust" at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period October 19, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the management of ProFunds; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
February 10, 2000